Inventory (Tables)	12 Months Ended
Dec. 31, 2024
Inventory [Abstract]
Schedule of Inventory

Inventory consisted of the following as of December 31, 2024 and December 31, 2023:

	Year Ended December 31,
(In thousands)	2024	2023
Finished goods	$500	$—
Inventory, gross	500	—
Inventory reserves	—	—
Total inventory, net	$500	$—